BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES- Narrative (Details) £ / shares in Units, £ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2023 GBP (£) £ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£) £ / shares	Jun. 30, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£)
Disclosure of information about consolidated structured entities [line items]
Number of major product categories	5
Cash and cash equivalents net of bank overdrafts	£ 461		£ 611	£ 1,067	£ 406
Ordinary shares
Disclosure of information about consolidated structured entities [line items]
Nominal value per share | £ / shares	£ 0.01		£ 0.01	£ 1.00
September 2023
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities | $		$ 1.4
September 2025
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities	£ 1,000